Loans and Borrowings (Details) - Schedule of Loans and Borrowings - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Total current	£ 84,137	£ 178,084
Non-current
Total loans and borrowings	86,475	182,197
Current [member]
Current
Stocking loans	82,350	161,592
Subscription facilities	763	14,983
Secured asset financing	1,024	1,479
Bank loans		30
Total current		178,084	£ 180,540
Non-current [Member]
Non-current
Secured asset financing	2,338	4,113
Total non-current	£ 2,338	£ 4,113